CERTIFICATION


Pursuant to Rule 497(j), Annuity Investors (REGISTERED) Variable Account B, The Commodore Advantage (SERVICE MARK) (1933 Act File No. 333-51971, 1940 Act File No. 811-08017) ("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to it do not differ from those contained in Pre-Effective Amendment No. 1 ("Amendment No. 1") to its Registration Statement and (b) that Amendment No. 1 was filed electronically.

Dated:  July 24, 1998              By: /s/ Mark F. Muething
                                       --------------------------
                                       Mark F. Muething